Note 9 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 9 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	$ 73,335	$ 53,325	$ 62,077
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 9 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	43,468	45,393	36,613
US States and Political Subdivisions Debt Securities [Member]
Note 9 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	43,468	45,393	36,613
Collateralized Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 9 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	29,867
Collateralized Mortgage Backed Securities [Member]
Note 9 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	29,867
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 9 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities		7,932	5,810
Corporate Debt Securities [Member]
Note 9 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities		7,932	5,810
Fair Value, Inputs, Level 2 [Member]
Note 9 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	$ 73,335	$ 53,325	$ 62,077